Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	04-1782600
Loans to Participants	$ 7,025,006
Total assets held for investment	406,676,763
Investment, Identifier [Axis]: American Century Global Real Estate Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,752,120
Investment, Identifier [Axis]: American Funds 2010 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	615,198
Investment, Identifier [Axis]: American Funds 2015 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	499,679
Investment, Identifier [Axis]: American Funds 2020 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,864,692
Investment, Identifier [Axis]: American Funds 2025 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,726,544
Investment, Identifier [Axis]: American Funds 2030 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	17,699,865
Investment, Identifier [Axis]: American Funds 2035 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	19,973,376
Investment, Identifier [Axis]: American Funds 2040 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,006,359
Investment, Identifier [Axis]: American Funds 2045 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	12,218,789
Investment, Identifier [Axis]: American Funds 2050 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,873,519
Investment, Identifier [Axis]: American Funds 2055 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,384,797
Investment, Identifier [Axis]: American Funds 2060 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,131,574
Investment, Identifier [Axis]: American Funds 2065 Target Date Retirement Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,384,673
Investment, Identifier [Axis]: DFA Commodity Strategy Portfolio - Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,784,350
Investment, Identifier [Axis]: DFA Emerging Market Core Equity 2 Portfolio - Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,375,661
Investment, Identifier [Axis]: DWS Global Income Builder Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,480,948
Investment, Identifier [Axis]: DWS Short Duration Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,744,607
Investment, Identifier [Axis]: Federated Hermes Total Return Bond Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,845,268
Investment, Identifier [Axis]: Janus Henderson Balanced Fund - Class N | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	63,957,004
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,863,719
Investment, Identifier [Axis]: Lazard Global Listed Infrastructure Portfolio - Class I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	401,688
Investment, Identifier [Axis]: Loomis Sayles Global Bond Fund - N | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,238,894
Investment, Identifier [Axis]: MFS Global High Yield Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,393,010
Investment, Identifier [Axis]: Neuberger Berman Genesis Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,450,948
Investment, Identifier [Axis]: T Rowe Price Floating Rate Fund - Class I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,412,735
Investment, Identifier [Axis]: T. Rowe Price Growth Stock Fund - Class I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	56,517,974
Investment, Identifier [Axis]: T. Rowe Price Inflation Protected Bond Fund - Class I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,897,734
Investment, Identifier [Axis]: Vanguard Value Index Fund - Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,034,220
Investment, Identifier [Axis]: iShares MSCI EAFE International Index Fund - Class K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	14,454,845
Investment, Identifier [Axis]: iShares S&P 500 Index Fund - Class K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 51,494,136
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 365,478,926
Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	13,371,452
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	19,961,275
Self-directed brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 840,104